CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net earnings (loss)	$ 55,038	$ 27,199	$ (29,372)
Items not requiring (providing) cash
Amortization	28,296	28,590	32,386
Stock-based compensation (note 24(a))	9,347	6,713	6,449
Gain on sale of AirCard business (note 7)	(94,078)	0	0
Deferred income taxes	16,339	(13,606)	(2,903)
Loss (gain) on disposal of property, equipment, and intangibles	(10)	107	40
Impairment of intangible assets	0	0	11,214
Impairment of assets related to discontinued operations	1,012	0	0
Tax benefit from equity awards	1,458	71	0
Other (note 2(w))	(2,687)	(2,414)	0
Taxes paid related to net settlement of equity awards	(408)	(4)	0
Changes in non-cash working capital
Accounts receivable	10,897	(616)	9,067
Inventories	11,908	(4,019)	5,664
Prepaid expenses and other	(7,254)	(14,543)	4,248
Accounts payable and accrued liabilities	(13,139)	10,997	(13,783)
Deferred revenue and credits	1,147	(422)	733
Cash flows provided by operating activities	17,866	38,053	23,743
Investing activities
Purchase of M2M business of Sagemcom (note 5)	0	(55,218)	0
Purchase of M2M business of AnyDATA (note 6)	(5,196)	0	0
Purchase of Wavecom S.A. shares	0	0	(1,787)
Additions to property and equipment	(11,359)	(15,845)	(14,268)
Proceeds from sale of property, equipment, and intangibles	32	139	31
Increase in intangible assets	(2,211)	(2,607)	(3,740)
Proceeds from sale of AirCard Business (note 7)	119,958	0	0
Net change in short-term investments	(2,470)	9,347	17,058
Cash flows provided by (used in) investing activities	98,754	(64,184)	(2,706)
Financing activities
Issuance of common shares, net of share issue costs	8,106	436	519
Repurchase of common shares for cancellation	(5,772)	(6,312)	0
Purchase of treasury shares for RSU distribution	(3,433)	(2,489)	(4,472)
Decrease in other long-term obligations	(876)	(1,000)	(905)
Cash flows used in financing activities	(1,975)	(9,365)	(4,858)
Effect of foreign exchange rate changes on cash and cash equivalents (note 2(w))	(875)	(2,233)	(247)
Cash and cash equivalents, increase (decrease) in the year	113,770	(37,729)	15,932
Cash and cash equivalents, beginning of year	63,646	101,375	85,443
Cash and cash equivalents, end of year	177,416	63,646	101,375
Supplemental disclosures:
Net income taxes paid (received)	5,746	2,022	(1,926)
Interest paid	130	144	135
Non-cash purchase of property and equipment (funded by obligation under capital lease)	$ 243	$ 335	$ 148